ACQUISITION OF CHESSER RESOURCES (Tables)	12 Months Ended
Dec. 31, 2023
ACQUISITION OF CHESSER RESOURCES
Schedule of assets acquired and liabilities assumed

Consideration transferred
Shares issued	$45,548
Acquisition costs	2,182
Settlement of loan facility from Fortuna	2,212
Capital gains taxes and registration fees	9,371
$59,313

Assets acquired and liabilities assumed
Cash and cash equivalents	$420
Other current assets	300
Property, plant and equipment	282
Exploration and evaluation assets	58,862
Current liabilities	(551)
$59,313